Other current assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
VAT receivable, net	$ 364	$ 453
Withholding tax receivable	23	991
Prepaid insurance	3,416	2,852
Prepaid compensation	1,489	1,488
Prepaid expenses	2,457	1,791
Prepaid and other CMC, research and clinical expenses	7,988	2,024
UK R&D expenditure credit receivable	455	1,246
Other	1,106	410
Other current assets	$ 17,298	$ 11,255